Intangible Assets and Goodwill (Details 1)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Terminal value growth rate	270.00%
Discount rate	14.81%
Budgeted revenue growth rate (average of next five years)	13.70%
Fair value less cost to dispose	40,200,000